Balance Sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
CURRENT
Cash	$ 232,471	$ 114,835
Deferred costs	32,500	0
Deferred financing costs	0	10,916
Prepaid expenses and other receivables	7,200	107,704
Total Current Assets	272,171	233,455
Plant and Equipment	145,048	18,414
TOTAL ASSETS	417,219	251,869
CURRENT LIABILITIES
Accounts payable and accrued liabilities	150,368	568,995
Current portion of Convertible Debentures	0	135,998
Total Current Liabilities	150,368	704,993
Convertible Debentures	1,192,639	731,828
Total Liabilities	1,343,007	1,436,821
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 5,000,000 shares authorized, Nil issued and outstanding (2011 - nil)	0	0
Common stock, $0.001 par value 50,000,000 shares authorized, 31,472,433 issued and outstanding (2011 -26,828,050 )	31,472	26,828
Additional Paid-In Capital	18,338,886	16,064,428
Deficit Accumulated During the Development Stage	(19,296,146)	(17,276,208)
Total Stockholders' Deficit	(925,788)	(1,184,952)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 417,219	$ 251,869